Note 9 - Long-Term Investments (Details) - Summary of Gross Unrealized Gains and Losses and Fair Value of Long-Term Investments in Available-For-Sale Securities (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Etrend [Member]
Note 9 - Long-Term Investments (Details) - Summary of Gross Unrealized Gains and Losses and Fair Value of Long-Term Investments in Available-For-Sale Securities [Line Items]
Cost	$ 920	$ 920
Gross Unrealized Gains	364	23
Fair Value	$ 1,284	$ 943